OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - Reserve of change in value of foreign currency basis spreads [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation reserve
At 1 January	£ (156)	£ (124)	£ (120)
Currency translation differences arising in the year	(8)	(21)	(110)
Foreign currency gains on net investment hedges (tax: £nil)		(11)	106
At 31 December	£ (164)	£ (156)	£ (124)